Revenue	9 Months Ended
Sep. 30, 2018
Revenue.
Revenue

Note 10 – Revenue

Revenue comprises the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Commodity
Gold(1)	$110.6	$114.4	$337.5	$353.8
Silver	20.5	26.8	62.1	74.0
Platinum-group metals(1)	9.0	11.1	27.9	32.8
Other mining commodities	4.3	6.7	9.6	14.2
Oil & gas	26.2	12.5	67.9	33.0
	$170.6	$171.5	$505.0	$507.8
Geography
Latin America	$74.6	$85.8	$215.6	$248.6
United States	33.9	22.8	100.1	73.2
Canada(1)	32.6	31.2	95.3	92.5
Rest of World	29.5	31.7	94.0	93.5
	$170.6	$171.5	$505.0	$507.8
Type
Revenue-based royalties	$47.5	$39.2	$146.4	$115.9
Streams(1)	99.3	114.7	293.7	336.7
Profit-based royalties	11.4	8.6	35.1	27.6
Other	12.4	9.0	29.8	27.6
	$170.6	$171.5	$505.0	$507.8

1

Includes $0.2 and $0.7 million of provisional price adjustments for gold for the three and nine months ended September 30, 2018, respectively, and $1.5 and $2.1 million of provisional price adjustments for platinum-group metals, for the three and nine months ended September 30, 2018, respectively.